Finance debt - Schedule of supplier finance arrangements (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	€ 985
Cash flows	844
Non-monetary increases	2,239
Currency translation differences	94
Other non-monetary changes	94
Carrying amount at end	2,568
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	92
Non-monetary increases	451
Currency translation differences	2
Other non-monetary changes	519
Carrying amount at end	26
Current portion of long-term debt
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	355
Cash flows	412
Non-monetary increases	1,013
Currency translation differences	67
Other non-monetary changes	581
Carrying amount at end	1,604
Short-term debt
Disclosure of detailed information about borrowings [line items]
Carrying amount at beginning	538
Cash flows	432
Non-monetary increases	775
Currency translation differences	25
Other non-monetary changes	32
Carrying amount at end	€ 938